UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                    Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                    New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31

Date of reporting period: 04/30/2013

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2013

Global Equity Portfolio

International Equity Portfolio

International Small Companies Portfolio

Institutional Emerging Markets Portfolio

Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

Harding, Loevner Funds, Inc.

c/o Northern Trust

Attn: Funds Center C5S

801 South Canal Street

Chicago, IL 60607

(877) 435-8105

www.HardingLoevnerFunds.com

Harding, Loevner Funds, Inc.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2013 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012 and held for the entire six month period from November 1, 2012 to April 30, 2013.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annual Expense Ratio	Expenses Paid During Period* (November 1, 2012 to April 30, 2013)
Global Equity Portfolio—Institutional Class
Actual	$1,000.00	$1,102.70	0.95%	$4.95
Hypothetical (5% annual return before expenses)	1,000.00	1,020.08	0.95%	4.76
Global Equity Portfolio—Advisor Class
Actual	1,000.00	1,101.20	1.22%	6.36
Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	1.22%	6.11
International Equity Portfolio—Institutional Class
Actual	1,000.00	1,116.00	0.86%	4.51
Hypothetical (5% annual return before expenses)	1,000.00	1,020.53	0.86%	4.31
International Equity Portfolio—Investor Class
Actual	1,000.00	1,114.00	1.18%	6.19
Hypothetical (5% annual return before expenses)	1,000.00	1,018.94	1.18%	5.91
International Small Companies Portfolio—Institutional Class**
Actual	1,000.00	1,172.70	1.46%	7.87
Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	1.46%	7.30
International Small Companies Portfolio—Investor Class**
Actual	1,000.00	1,171.20	1.67%	8.99
Hypothetical (5% annual return before expenses)	1,000.00	1,016.51	1.67%	8.35
Institutional Emerging Markets Portfolio
Actual	1,000.00	1,065.70	1.30%	6.66
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
Emerging Markets Portfolio—Advisor Class
Actual	1,000.00	1,067.70	1.46%	7.49
Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	1.46%	7.30
Frontier Emerging Markets Portfolio—Institutional Class
Actual	1,000.00	1,145.20	1.82%	9.68
Hypothetical (5% annual return before expenses)	1,000.00	1,015.77	1.82%	9.10
Frontier Emerging Markets Portfolio—Investor Class
Actual	1,000.00	1,144.10	2.25%	11.96
Hypothetical (5% annual return before expenses)	1,000.00	1,013.64	2.25%	11.23

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Expense Example

April 30, 2013 (unaudited) (continued)

**Effective 2/28/2013, International Small Companies Portfolio - Institutional Class changed its Total Annual Portfolio Operating Expenses after Fee Waiver and/or Expense Reimbursement from 1.50% to 1.30% and International Small Companies Portfolio - Investor Class changed its Total Annual Portfolio Operating Expenses after Fee Waiver and/or Expense Reimbursement from 1.75% to 1.55%. Had these expense rates been in effect throughout the entire most recent fiscal half-year, the corresponding tables above would have read as follows:

Portfolio	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annual Expense Ratio	Expenses Paid During Period* (November 1, 2012 to April 30, 2013)
International Small Companies Portfolio—Institutional Class
Actual	$1,000.00	$1,172.70	1.30%	$7.00
Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	1.30%	6.51
International Small Companies Portfolio—Investor Class
Actual	1,000.00	1,171.20	1.55%	8.34
Hypothetical (5% annual return before expenses)	1,000.00	1,017.11	1.55%	7.75

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 1.1%

Cochlear Ltd. (Health Care Equipment & Services)†	85,416	$5,843,719

China - 0.9%

China Merchants Holdings International Co., Ltd. (Transportation)†	1,553,632	4,955,652

France - 4.9%

Air Liquide SA (Materials)†	64,100	8,128,751

Dassault Systemes SA (Software & Services)†	98,300	11,989,561

L’Oreal SA (Household & Personal Products)†	40,400	7,208,300

		27,326,612

Germany - 1.2%

QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	325,200	6,464,976

Hong Kong - 2.1%

AIA Group Ltd. (Insurance)†	2,586,600	11,500,005

India - 2.6%

HDFC Bank Ltd. - ADR (Banks)	163,600	6,943,184

ICICI Bank Ltd. - Sponsored ADR (Banks)	159,300	7,458,426

		14,401,610

Indonesia - 1.2%

Bank Central Asia Tbk PT (Banks)†	6,012,424	6,655,731

Japan - 9.3%

ABC-Mart Inc. (Retailing)†	168,200	6,300,004

FANUC Corp. (Capital Goods)†	77,100	11,647,640

Keyence Corp. (Technology Hardware & Equipment)†	23,396	7,425,848

M3 Inc. (Health Care Equipment & Services)†	3,340	7,552,332

Unicharm Corp. (Household & Personal Products)†	285,900	18,490,127

		51,415,951

Mexico - 2.6%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	390,400	8,346,752

	Shares	Value
COMMON STOCKS - 98.5% (continued)

Mexico - 2.6% (continued)

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	39,000	$6,293,430

		14,640,182

Russia - 0.6%

Gazprom OAO - Sponsored ADR (Energy)†	439,400	3,488,912

South Africa - 1.2%

Sasol Ltd. (Energy)†	156,400	6,775,560

Spain - 1.1%

Inditex SA (Retailing)†	47,000	6,318,827

Sweden - 0.9%

Millicom International Cellular SA - SDR (Telecommunication Services)†	59,100	4,834,444

Switzerland - 7.4%

Kuehne & Nagel International AG, Reg S (Transportation)†	44,400	5,088,364

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	84,600	5,900,171

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	228,600	16,283,178

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	54,100	5,891,157

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	13,430	7,709,710

		40,872,580

Turkey - 1.6%

Turkiye Garanti Bankasi AS - ADR (Banks)	1,590,900	8,924,949

United Kingdom - 6.3%

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	202,500	9,466,875

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	182,200	5,675,802

Standard Chartered plc (Banks)†	487,600	12,275,655

WPP plc (Media)†	459,900	7,603,131

		35,021,463

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.5% (continued)

United States - 53.5%

3M Co. (Capital Goods)	60,200	$6,303,542

Abbott Laboratories (Health Care Equipment & Services)	164,300	6,065,956

Amazon.com Inc. (Retailing)*	31,500	7,995,015

American Express Co. (Diversified Financials)	89,000	6,088,490

BorgWarner Inc. (Automobiles & Components)*	74,400	5,815,848

Bunge Ltd. (Food, Beverage & Tobacco)	87,500	6,318,375

Citrix Systems Inc. (Software & Services)*	133,600	8,305,912

Coach Inc. (Consumer Durables & Apparel)	240,300	14,144,058

Cognizant Technology Solutions Corp., Class A (Software & Services)*	73,300	4,749,840

Colgate-Palmolive Co. (Household & Personal Products)	85,100	10,161,791

eBay Inc. (Software & Services)*	374,800	19,635,772

EMC Corp. (Technology Hardware & Equipment)*	230,700	5,174,601

Emerson Electric Co. (Capital Goods)	231,100	12,828,361

Exxon Mobil Corp. (Energy)	81,400	7,243,786

F5 Networks Inc. (Technology Hardware & Equipment)*	77,400	5,915,682

First Republic Bank (Banks)	161,000	6,114,780

Google Inc., Class A (Software & Services)*	19,900	16,408,943

Informatica Corp. (Software & Services)*	180,700	5,950,451

JPMorgan Chase & Co. (Diversified Financials)	227,900	11,169,379

Lazard Ltd., Class A (Diversified Financials)	182,500	6,186,750

McDonald’s Corp. (Consumer Services)	58,400	5,964,976

Microsoft Corp. (Software & Services)	490,300	16,228,930

Monsanto Co. (Materials)	88,800	9,485,616

NIKE Inc., Class B (Consumer Durables & Apparel)	181,900	11,568,840

Praxair Inc. (Materials)	60,200	6,880,860

Procter & Gamble Co. (Household & Personal Products)	72,400	5,558,148

	Shares	Value
COMMON STOCKS - 98.5% (continued)

United States - 53.5% (continued)

Ralph Lauren Corp. (Consumer Durables & Apparel)	32,600	$5,919,508

Schlumberger Ltd. (Energy)	185,500	13,806,765

Sigma-Aldrich Corp. (Materials)	147,200	11,583,168

SVB Financial Group (Banks)*	81,300	5,781,243

Teradata Corp. (Software & Services)*	90,000	4,596,300

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	225,600	6,483,744

Wells Fargo & Co. (Banks)	536,800	20,387,664

		296,823,094

Total Common Stocks (Cost $459,661,113)		$546,264,267

CASH EQUIVALENT - 1.4%
Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	7,893,302	7,893,302

Total Cash Equivalent (Cost $7,893,302)		$7,893,302

Total Investments — 99.9%

(Cost $467,554,415)		$554,157,569

Other Assets Less Liabilities - 0.1%		608,400

Net Assets — 100.0%		$554,765,969

Summary of Abbreviations

ADR	American Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

SDR	Swedish Depository Receipt.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the
Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets
Automobiles & Components	1.1%

Banks	13.4

Capital Goods	5.5

Consumer Durables & Apparel	7.1

Consumer Services	1.1

Diversified Financials	4.2

Energy	5.6

Food, Beverage & Tobacco	5.2

Health Care Equipment & Services	4.6

Household & Personal Products	7.5

Insurance	2.1

Materials	6.5

Media	1.4

Money Market Fund	1.4

Pharmaceuticals, Biotechnology & Life Sciences	3.3

Retailing	3.7

Semiconductors & Semiconductor Equipment	1.7

Software & Services	15.8

Technology Hardware & Equipment	4.5

Telecommunication Services	2.4

Transportation	1.8

Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 92.4%

Australia - 3.0%

Cochlear Ltd. (Health Care Equipment & Services)†	502,700	$34,392,122

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	904,800	59,023,087

		93,415,209

Belgium - 2.2%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	704,000	67,316,480

Brazil - 0.9%

Petroleo Brasileiro SA - ADR (Energy)	1,447,600	27,721,540

Canada - 4.9%

Canadian National Railway Co. (Transportation)	575,100	56,348,298

Imperial Oil Ltd. (Energy)	975,700	38,901,159

Potash Corp. of Saskatchewan Inc. (Materials)	1,362,700	57,369,670

		152,619,127

Finland - 1.5%

Nokian Renkaat oyj (Automobiles & Components)†	1,083,000	47,046,422

France - 12.8%

Air Liquide SA (Materials)†	721,800	91,534,052

Dassault Systemes SA (Software & Services)†	912,800	111,333,378

L’Oreal SA (Household & Personal Products)†	482,000	86,000,015

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	205,700	35,724,359

Schneider Electric SA (Capital Goods)†	940,900	71,935,071

		396,526,875

Germany - 9.8%

Allianz SE, Reg S (Insurance)†	587,000	86,631,041

Bayerische Motoren Werke AG (Automobiles & Components)†	371,000	34,229,831

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,167,700	80,583,672

SAP AG - Sponsored ADR (Software & Services)	1,306,500	104,324,025

		305,768,569

	Shares	Value
COMMON STOCKS - 92.4% (continued)

Hong Kong - 3.5%

AIA Group Ltd. (Insurance)†	18,195,000	$80,894,841

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	38,508,000	26,413,422

		107,308,263

India - 1.7%

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,118,000	52,344,760

Japan - 12.2%

FANUC Corp. (Capital Goods)†	482,600	72,907,274

JGC Corp. (Capital Goods)†	1,738,000	51,493,317

Keyence Corp. (Technology Hardware & Equipment)†	136,281	43,255,340

M3 Inc. (Health Care Equipment & Services)†	18,900	42,736,249

MISUMI Group Inc. (Capital Goods)†	1,283,400	39,272,555

Sysmex Corp. (Health Care Equipment & Services)†	756,800	48,805,348

Unicharm Corp. (Household & Personal Products)†	1,271,000	82,199,902

		380,669,985

Poland - 1.0%

Bank Pekao SA - GDR, Reg S (Banks)#†	674,800	32,353,488

Russia - 0.9%

Gazprom OAO - Sponsored ADR (Energy)†	3,585,000	28,465,524

Singapore - 1.0%

DBS Group Holdings Ltd. (Banks)†	2,174,083	29,614,562

South Africa - 1.8%

MTN Group Ltd. (Telecommunication Services)†	1,500,000	27,053,696

Sasol Ltd. (Energy)†	675,300	29,255,344

		56,309,040

South Korea - 1.3%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	59,100	40,901,644

Spain - 1.2%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	3,710,700	36,244,246

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 92.4% (continued)

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	1,860,200	$48,987,737

Switzerland - 10.4%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	622,880	43,440,882

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	1,562,000	111,261,260

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	360,600	90,279,504

Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	340,929	37,125,066

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	74,000	42,480,904

		324,587,616

Taiwan - 1.5%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	41,011,554

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	288,900	5,512,212

		46,523,766

Turkey - 2.3%

Turkiye Garanti Bankasi AS (Banks)†	345,100	1,911,542

Turkiye Garanti Bankasi AS - ADR (Banks)	12,492,000	70,080,120

		71,991,662

United Kingdom - 13.0%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	7,574,800	117,841,168

BG Group plc (Energy)†	2,643,000	44,612,439

Standard Chartered plc (Banks)†	3,266,200	82,228,763

Tesco plc (Food & Staples Retailing)†	6,352,000	36,150,015

Unilever plc (Food, Beverage & Tobacco)†	887,000	38,459,078

	Shares	Value
COMMON STOCKS - 92.4% (continued)

United Kingdom - 13.0% (continued)

WPP plc (Media)†	5,061,000	$83,669,157

		402,960,620

United States - 3.9%

Bunge Ltd. (Food, Beverage & Tobacco)	860,200	62,115,042

Schlumberger Ltd. (Energy)	807,100	60,072,453

		122,187,495

Total Common Stocks (Cost $2,371,419,252)		$2,871,864,630

PREFERRED STOCKS - 3.6%

Brazil - 2.5%

Itau Unibanco Holding SA - ADR (Banks)	4,612,100	77,621,643

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	87,400	34,922,634

Total Preferred Stocks (Cost $104,232,940)		$112,544,277

CASH EQUIVALENT - 3.6%

Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	110,826,640	110,826,640

Total Cash Equivalent (Cost $110,826,640)		$110,826,640

Total Investments — 99.6%

(Cost $2,586,478,832)		$3,095,235,547

Other Assets Less Liabilities - 0.4%		11,673,806

Net Assets — 100.0%		$3,106,909,353

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	3.5%

Banks	12.3

Capital Goods	9.1

Consumer Durables & Apparel	2.5

Energy	7.4

Food & Staples Retailing	1.2

Food, Beverage & Tobacco	9.0

Health Care Equipment & Services	7.8

Household & Personal Products	5.4

Insurance	5.4

Materials	4.8

Media	2.7

Money Market Fund	3.6

Pharmaceuticals, Biotechnology & Life Sciences	6.2

Semiconductors & Semiconductor Equipment	7.7

Software & Services	6.9

Technology Hardware & Equipment	1.4

Telecommunication Services	0.9

Transportation	1.8

Total Investments	99.6

Other Assets Less Liabilities	0.4

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Australia - 4.4%

Cardno Ltd. (Capital Goods)†	74,050	$500,285

iiNET Ltd. (Telecommunication Services)†	66,880	428,006

Imdex Ltd. (Materials)†	402,433	412,286

SAI Global Ltd. (Commercial & Professional Services)†	114,397	419,081

TPG Telecom Ltd. (Telecommunication Services)†	249,000	935,199

		2,694,857

Austria - 1.4%

Lenzing AG (Materials)†	3,150	261,002

Semperit AG Holding (Capital Goods)†	15,400	602,430

		863,432

Brazil - 3.9%

CETIP SA - Mercados Organizados (Diversified Financials)	36,900	440,052

Mills Estruturas e Servicos de Engenharia SA (Capital Goods)*	37,300	612,423

SLC Agricola SA (Food, Beverage & Tobacco)	67,410	595,681

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)	41,000	768,462

		2,416,618

Canada - 1.0%

Laurentian Bank of Canada (Banks)	14,600	640,692

China - 2.8%

Haitian International Holdings Ltd. (Capital Goods)†	264,000	451,933

Sino Biopharmaceutical (Pharmaceuticals, Biotechnology & Life Sciences)†	685,000	471,812

Yip’s Chemical Holdings Ltd. (Materials)†	724,000	789,944

		1,713,689

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	8,150	293,711

	Shares	Value
COMMON STOCKS - 95.5% (continued)

Finland - 1.9%

PKC Group oyj (Capital Goods)†	17,720	$435,733

Vacon plc (Capital Goods)†	5,647	387,784

Vaisala oyj, Class A (Technology Hardware & Equipment)†	12,880	350,928

		1,174,445

France - 5.0%

Alten SA (Software & Services)†	14,200	511,943

Ingenico (Technology Hardware & Equipment)†	13,000	873,759

IPSOS (Media)†	16,850	564,857

Rubis SCA (Utilities)†	11,982	771,009

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	1,670	340,941

		3,062,509

Germany - 9.1%

Bechtle AG (Software & Services)†	8,830	391,013

Bertrandt AG (Commercial & Professional Services)†	3,120	358,873

Carl Zeiss Meditec AG - Bearer (Health Care Equipment & Services)†	25,100	768,870

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	14,150	807,994

Gerry Weber International AG (Consumer Durables & Apparel)†	15,910	697,820

KWS Saat AG (Food, Beverage & Tobacco)†	2,330	874,578

Leoni AG (Automobiles & Components)†	5,900	266,233

Pfeiffer Vacuum Technology AG (Capital Goods)†	5,610	681,651

Wirecard AG (Software & Services)†	28,600	766,847

		5,613,879

Hong Kong - 2.7%

Pico Far East Holdings Ltd. (Media)†	2,099,000	762,919

SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)†	118,000	210,207

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 95.5% (continued)

Hong Kong - 2.7% (continued)

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	564,000	$683,629

		1,656,755

Indonesia - 3.5%

AKR Corporindo Tbk PT (Capital Goods)†	684,000	362,632

Bank Bukopin Tbk PT (Banks)†	4,872,166	461,059

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)*†	1,292,000	751,751

Wijaya Karya Persero Tbk PT (Capital Goods)†	2,361,500	583,769

		2,159,211

Ireland - 1.5%

Grafton Group plc (Capital Goods)†	132,300	916,464

Italy - 2.4%

Danieli & C Officine Meccaniche SpA (Capital Goods)†	21,000	352,712

DiaSorin SpA (Health Care Equipment & Services)†	11,900	446,423

Yoox SpA (Retailing)*†	36,200	680,695

		1,479,830

Japan - 14.9%

ABC-Mart Inc. (Retailing)†	8,200	307,135

Arcs Co., Ltd. (Food & Staples Retailing)†	10,500	208,236

Asahi Diamond Industrial Co., Ltd. (Capital Goods)†	19,600	205,484

Asics Corp. (Consumer Durables & Apparel)†	46,400	839,198

BML Inc. (Health Care Equipment & Services)†	28,700	739,044

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	5,100	569,200

Hiday Hidaka Corp. (Consumer Services)†	41,200	836,413

Lintec Corp. (Materials)†	17,400	316,842

M3 Inc. (Health Care Equipment & Services)†	346	782,367

Megane TOP Co., Ltd. (Retailing)†	29,900	430,733

Message Co., Ltd. (Health Care Equipment & Services)†	250	738,695

	Shares	Value
COMMON STOCKS - 95.5% (continued)

Japan - 14.9% (continued)

MISUMI Group Inc. (Capital Goods)†	23,100	$706,869

Nakanishi Inc. (Health Care Equipment & Services)†	3,000	384,053

Pigeon Corp. (Household & Personal Products)†	12,700	1,093,877

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	18,000	252,663

Stanley Electric Co., Ltd. (Automobiles & Components)†	38,500	738,844

		9,149,653

Malaysia - 2.6%

Coastal Contracts Bhd. (Capital Goods)†	980,066	644,651

Dialog Group Bhd. (Capital Goods)†	462,000	359,948

KPJ Healthcare Bhd. (Health Care Equipment & Services)†	298,000	594,124

		1,598,723

Mexico - 0.7%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	113,000	411,525

Netherlands - 2.1%

Arcadis NV (Capital Goods)†	15,450	427,413

ASM International NV (Semiconductors & Semiconductor Equipment)†	9,020	301,616

Brunel International NV (Commercial & Professional Services)†	13,527	574,395

		1,303,424

Norway - 0.5%

Algeta ASA (Pharmaceuticals, Biotechnology & Life Sciences)*†	8,100	274,791

Poland - 1.5%

Eurocash SA (Food & Staples Retailing)†	51,000	919,199

Singapore - 4.2%

Ezion Holdings Ltd. (Energy)†	490,000	812,416

Goodpack Ltd. (Transportation)†	248,000	338,383

Super Group Ltd. (Food, Beverage & Tobacco)†	340,000	1,085,438

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 95.5% (continued)

Singapore - 4.2% (continued)

Tat Hong Holdings Ltd. (Capital Goods)†	311,000	$376,778

		2,613,015

South Africa - 2.1%

Clicks Group Ltd. (Food & Staples Retailing)†	103,000	659,802

Discovery Ltd. (Insurance)†	68,000	619,850

		1,279,652

South Korea - 3.2%

Binggrae Co., Ltd. (Food, Beverage & Tobacco)†	3,300	410,869

Cheil Worldwide Inc. (Media)*†	37,340	922,865

Daou Technology Inc. (Software & Services)†	20,600	375,400

Halla Visteon Climate Control Corp. (Automobiles & Components)†	9,400	254,096

		1,963,230

Spain - 0.8%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	1,282	507,579

Sweden - 3.0%

Avanza Bank Holding AB (Diversified Financials)†	16,400	361,650

Industrial & Financial Systems, Class B (Software & Services)†	42,700	812,458

Mekonomen AB (Retailing)†	21,940	693,022

		1,867,130

Switzerland - 1.8%

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	625	379,114

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	5,550	387,068

Temenos Group AG, Reg S (Software & Services)*†	15,240	361,237

		1,127,419

Taiwan - 2.9%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	142,000	680,405

	Shares	Value
COMMON STOCKS - 95.5% (continued)

Taiwan - 2.9% (continued)

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	256,000	$655,003

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	180,973	457,803

		1,793,211

Thailand - 0.9%

Khon Kaen Sugar Industry pcl (Food, Beverage & Tobacco)†	1,304,600	555,622

Turkey - 0.7%

Arcelik A/S (Consumer Durables & Apparel)†	55,000	429,169

United Kingdom - 13.0%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	34,957	238,410

Bank of Georgia Holdings plc (Banks)†	28,800	720,821

Britvic plc (Food, Beverage & Tobacco)†	94,500	645,970

Domino Printing Sciences plc (Technology Hardware & Equipment)†	69,000	715,143

Imagination Technologies Group plc (Semiconductors & Semiconductor Equipment)*†	31,320	207,401

Jardine Lloyd Thompson Group plc (Insurance)†	26,800	352,855

Kentz Corp. Ltd. (Capital Goods)†	38,900	235,247

Morgan Advanced Materials plc (Capital Goods)†	127,360	517,521

PayPoint plc (Commercial & Professional Services)†	50,200	635,097

Rathbone Brothers plc (Diversified Financials)†	17,230	390,796

Rotork plc (Capital Goods)†	14,700	665,334

RPC Group plc (Materials)†	123,450	763,528

RPS Group plc (Commercial & Professional Services)†	203,000	786,584

St. James’s Place plc (Insurance)†	44,500	383,043

Synergy Health plc (Health Care Equipment & Services)†	45,700	771,909

		8,029,659

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 95.5% (continued)

United States - 0.5%

First Cash Financial Services Inc. (Diversified Financials)*	6,400	$329,408

Total Common Stocks (Cost $49,812,447)		$58,838,501

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)†	2,357	290,759

Total Preferred Stocks (Cost $130,880)		$290,759

CASH EQUIVALENT - 2.4%
Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	1,498,519	1,498,519

Total Cash Equivalent (Cost $1,498,519)		$1,498,519

Total Investments — 98.4%

(Cost $51,441,846)		$60,627,779

Other Assets Less Liabilities - 1.6%		1,003,067

Net Assets — 100.0%		$61,630,846

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.0%

Banks	3.0

Capital Goods	17.1

Commercial & Professional Services	5.7

Consumer Durables & Apparel	3.2

Consumer Services	1.4

Diversified Financials	2.5

Energy	1.3

Food & Staples Retailing	3.8

Food, Beverage & Tobacco	8.5

Health Care Equipment & Services	9.0

Household & Personal Products	1.8

Insurance	2.2

Materials	4.6

Media	3.7

Money Market Fund	2.4

Pharmaceuticals, Biotechnology & Life Sciences	4.5

Retailing	3.4

Semiconductors & Semiconductor Equipment	2.6

Software & Services	5.2

Technology Hardware & Equipment	4.9

Telecommunication Services	3.8

Transportation	0.5

Utilities	1.3

Total Investments	98.4
Other Assets Less Liabilities	1.6
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 84.0%

Brazil - 6.3%

Banco Bradesco SA - ADR (Banks)	788,000	$13,072,920

BM&FBovespa SA (Diversified Financials)	1,754,400	12,179,741

Natura Cosmeticos SA (Household & Personal Products)	164,700	4,171,110

Petroleo Brasileiro SA - ADR (Energy)	375,800	7,196,570

Vale SA - Sponsored ADR (Materials)	711,000	12,150,990

		48,771,331

Chile - 1.9%

Banco Santander Chile - ADR (Banks)	258,300	6,881,112

Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Materials)	166,500	8,240,085

		15,121,197

China - 10.0%

51job Inc. - ADR (Commercial & Professional Services)*	118,704	6,837,350

Anhui Conch Cement Co., Ltd., Class H (Materials)†	1,745,000	6,319,179

Baidu Inc. - Sponsored ADR (Software & Services)*	152,900	13,126,465

China Merchants Holdings International Co., Ltd. (Transportation)†	3,997,063	12,749,514

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	66,000	3,645,840

CNOOC Ltd. - ADR (Energy)	67,000	12,551,780

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	3,990,000	4,370,541

Tencent Holdings Ltd. (Software & Services)†	431,000	14,869,301

Wumart Stores Inc., Class H (Food & Staples Retailing)†	2,201,000	3,863,007

		78,332,977

Colombia - 1.1%

Ecopetrol SA - Sponsored ADR (Energy)	188,800	8,981,216

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	39,200	7,506,162

	Shares	Value
COMMON STOCKS - 84.0% (continued)

Hong Kong - 3.1%

AIA Group Ltd. (Insurance)†	3,545,000	$15,761,045

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	836,000	8,658,741

		24,419,786

Hungary - 0.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	22,000	3,267,315

India - 7.2%

Ambuja Cements Ltd. (Materials)†	3,342,400	11,628,612

Axis Bank Ltd. (Banks)†	428,000	11,876,908

Bajaj Auto Ltd. (Automobiles & Components)†	185,000	6,464,464

Dabur India Ltd. (Household & Personal Products)†	2,812,000	7,713,742

ICICI Bank Ltd. (Banks)†	395,000	8,554,566

Maruti Suzuki India Ltd. (Automobiles & Components)†	324,500	10,070,779

		56,309,071

Indonesia - 5.1%

Astra International Tbk PT (Automobiles & Components)†	12,870,000	9,736,360

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	13,631,000	13,196,065

Semen Indonesia Persero Tbk PT (Materials)†	6,907,100	13,087,388

United Tractors Tbk PT (Capital Goods)†	1,964,000	3,588,558

		39,608,371

Isle of Man - 0.3%

Zhaikmunai LP - GDR, Reg S (Energy)†	210,467	2,209,977

Italy - 1.2%

Tenaris SA - ADR (Energy)	218,000	9,698,820

Malaysia - 1.1%

Axiata Group Bhd. (Telecommunication Services)†	3,836,400	8,541,689

Mexico - 6.7%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	76,000	12,264,120

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 84.0% (continued)

Mexico - 6.7% (continued)

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	128,500	$14,570,615

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	83,100	10,313,541

Grupo Financiero Banorte SAB de CV, Class O (Banks)	2,040,000	15,382,786

		52,531,062

Netherlands - 0.2%

OCI NV (Capital Goods)*†	50,322	1,511,352

Nigeria - 1.6%

Zenith Bank plc (Banks)	95,441,000	12,171,748

Panama - 2.1%

Copa Holdings SA, Class A (Transportation)	132,000	16,576,560

Peru - 1.3%

Credicorp Ltd. (Banks)	68,000	10,240,120

Poland - 0.8%

Bank Pekao SA (Banks)†	123,500	5,923,289

Russia-5.0%

Gazprom OAO - Sponsored ADR (Energy)†	329,000	2,612,317

Lukoil OAO - Sponsored ADR (Energy)	227,000	14,448,550

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	378,500	6,287,793

Sberbank of Russia (Banks)#†	624,100	1,984,888

Sberbank of Russia - Sponsored ADR (Banks)†	1,042,000	13,411,149

		38,744,697

South Africa - 3.4%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	462,700	10,048,983

Discovery Ltd. (Insurance)†	887,000	8,085,393

Impala Platinum Holdings Ltd. (Materials)†	231,300	3,161,721

Standard Bank Group Ltd. (Banks)†	403,091	5,039,180
		26,335,277

	Shares	Value
COMMON STOCKS - 84.0% (continued)

South Korea - 4.1%

Amorepacific Corp. (Household & Personal Products)†	7,100	$5,804,044

Hankook Tire Co., Ltd. (Automobiles & Components)†	159,432	6,935,356

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	15,500	10,727,166

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	40,100	8,253,072

		31,719,638

Taiwan - 8.8%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	1,405,000	6,732,167

Delta Electronics Inc. (Technology Hardware & Equipment)†	1,732,189	8,316,444

Hiwin Technologies Corp. (Capital Goods)†	629,700	4,444,562

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,587,652	11,857,817

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,107,000	13,515,110

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	6,320,277	23,482,646

		68,348,746

Thailand - 2.1%

Siam Commercial Bank pcl (Banks)†	2,594,970	16,445,125

Turkey - 3.9%

Arcelik A/S (Consumer Durables & Apparel)†	2,620,600	20,448,758

Turkiye Garanti Bankasi A/S (Banks)†	1,758,000	9,737,731

		30,186,489

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	711,300	6,996,591

United Kingdom - 4.4%

Bank of Georgia Holdings plc (Banks)†	205,715	5,148,743

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	903,000	13,706,191

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 84.0% (continued)

United Kingdom - 4.4% (continued)

SABMiller plc (Food, Beverage & Tobacco)†	291,000	$15,718,751

		34,573,685

Total Common Stocks (Cost $549,700,417)		$655,072,291

PREFERRED STOCKS - 8.6%

Brazil - 4.0%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	376,600	15,824,732

Itau Unibanco Holding SA - ADR (Banks)	255,200	4,295,016

Petroleo Brasileiro SA - Sponsored ADR (Energy)	296,200	5,915,114

Vale SA - Sponsored ADR (Materials)	308,600	5,017,836

		31,052,698

Russia - 1.2%

AK Transneft OAO (Energy)#†	4,510	9,035,572

South Korea - 3.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	66,800	26,691,442

Total Preferred Stocks (Cost $58,907,982)		$66,779,712

PARTICIPATION NOTES - 5.3%

Qatar - 2.6%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	292,230	13,805,257

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	166,600	6,177,319

		19,982,576

Saudi Arabia - 2.7%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	615,500	13,129,616

	Shares	Value
PARTICIPATION NOTES - 5.3% (continued)

Saudi Arabia - 2.7% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	170,700	$7,942,605

		21,072,221

Total Participation Notes (Cost $37,301,232)		$41,054,797

CASH EQUIVALENT - 1.2%

Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	9,703,477	9,703,477

Total Cash Equivalent (Cost $9,703,477)		$9,703,477

Total Investments — 99.1%

(Cost $655,613,108)		$772,610,277

Other Assets Less Liabilities - 0.9%		7,028,773

Net Assets — 100.0%		$779,639,050

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.3% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.3%

Banks	21.4

Capital Goods	3.0

Commercial & Professional Services	1.9

Consumer Durables & Apparel	2.6

Diversified Financials	1.6

Energy	10.2

Food & Staples Retailing	0.5

Food, Beverage & Tobacco	7.5

Household & Personal Products	2.3

Insurance	4.1

Materials	8.5

Money Market Fund	1.2

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Semiconductors & Semiconductor Equipment	10.7

Software & Services	3.6

Technology Hardware & Equipment	3.4

Telecommunication Services	3.2

Transportation	5.6
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 85.1%

Brazil - 7.2%

Banco Bradesco SA - ADR (Banks)	1,950,962	$32,366,460

BM&FBovespa SA (Diversified Financials)	4,355,100	30,234,831

Natura Cosmeticos SA (Household & Personal Products)	428,400	10,849,445

Petroleo Brasileiro SA - ADR (Energy)	1,384,884	26,520,529

Vale SA - Sponsored ADR (Materials)	2,249,083	38,436,829

		138,408,094

Chile - 1.9%

Banco Santander Chile - ADR (Banks)	632,700	16,855,128

Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Materials)	414,000	20,488,860

		37,343,988

China - 9.9%

51job Inc. - ADR (Commercial & Professional Services)*	316,748	18,244,685

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,345,000	15,734,577

Baidu Inc. - Sponsored ADR (Software & Services)*	357,300	30,674,205

China Merchants Holdings International Co., Ltd. (Transportation)†	9,557,103	30,484,487

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	168,100	9,285,844

CNOOC Ltd. - ADR (Energy)	165,700	31,042,238

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	9,203,000	10,080,724

Tencent Holdings Ltd. (Software & Services)†	1,029,000	35,500,026

Wumart Stores Inc., Class H (Food & Staples Retailing)†	5,646,000	9,909,376

		190,956,162

Colombia - 1.2%

Ecopetrol SA - Sponsored ADR (Energy)	496,300	23,608,991

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	97,300	18,631,366

	Shares	Value
COMMON STOCKS - 85.1% (continued)

Hong Kong - 3.1%

AIA Group Ltd. (Insurance)†	8,862,000	$39,400,389

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,922,100	19,907,855
		59,308,244

Hungary - 0.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	54,300	8,064,328

India - 7.2%

Ambuja Cements Ltd. (Materials)†	8,244,700	28,684,303

Axis Bank Ltd. (Banks)†	1,061,700	29,461,947

Bajaj Auto Ltd. (Automobiles & Components)†	461,200	16,115,735

Dabur India Ltd. (Household & Personal Products)†	7,014,504	19,241,847

ICICI Bank Ltd. (Banks)†	948,800	20,548,285

Maruti Suzuki India Ltd. (Automobiles & Components)†	782,800	24,294,008
		138,346,125

Indonesia - 5.0%

Astra International Tbk PT (Automobiles & Components)†	31,305,000	23,682,730

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	33,888,000	32,806,708

Semen Indonesia Persero Tbk PT (Materials)†	16,943,600	32,104,280

United Tractors Tbk PT (Capital Goods)†	4,782,000	8,737,519
		97,331,237

Isle of Man - 0.3%

Zhaikmunai LP - GDR, Reg S (Energy)†	536,582	5,634,297

Italy - 1.3%

Tenaris SA - ADR (Energy)	544,100	24,207,009

Malaysia - 1.1%

Axiata Group Bhd. (Telecommu- nication Services)†	9,386,800	20,899,574

Mexico - 6.7%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	188,500	30,418,245

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 85.1% (continued)

Mexico - 6.7% (continued)

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	311,300	$35,298,307

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	206,998	25,690,522

Grupo Financiero Banorte SAB de CV, Class O (Banks)	5,103,640	38,484,412

		129,891,486

Netherlands - 0.5%

OCI NV (Capital Goods)*†	316,678	9,510,990

Nigeria - 1.6%

Zenith Bank plc (Banks)	239,222,520	30,508,442

Panama - 2.1%

Copa Holdings SA, Class A (Transportation)	323,600	40,637,688

Peru - 1.3%

Credicorp Ltd. (Banks)	165,400	24,907,586

Poland - 0.8%

Bank Pekao SA (Banks)†	305,361	14,645,680

Russia - 4.9%

Gazprom OAO - ADR (Energy)†	841,270	6,679,830

Lukoil OAO - ADR (Energy)	550,094	35,013,483

Novolipetsk Steel OJSC - GDR, Reg S (Materials)†	908,500	15,092,366

Sberbank of Russia - Sponsored ADR (Banks)†	2,959,400	38,089,206

		94,874,885

South Africa - 3.5%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,186,500	25,768,572

Discovery Ltd. (Insurance)†	2,312,000	21,074,892

Impala Platinum Holdings Ltd. (Materials)†	609,600	8,332,837

Standard Bank Group Ltd. (Banks)†	1,038,070	12,977,272

		68,153,573

South Korea - 4.0%

Amorepacific Corp. (Household & Personal Products)†	17,700	14,469,237

Hankook Tire Co., Ltd. (Automobiles & Components)†	408,138	17,754,167

	Shares	Value
COMMON STOCKS - 85.1% (continued)

South Korea - 4.0% (continued)

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	34,680	$24,001,168

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	98,000	20,169,601

		76,394,173

Taiwan - 8.8%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,426,000	16,415,945

Delta Electronics Inc. (Technology Hardware & Equipment)†	4,258,751	20,446,767

Hiwin Technologies Corp. (Capital Goods)†	1,539,900	10,868,955

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	11,507,938	29,744,850

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,768,000	33,793,881

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	15,582,637	57,896,442

		169,166,840

Thailand - 2.1%

Siam Commercial Bank pcl (Banks)†	6,419,000	40,679,182

Turkey - 3.9%

Arcelik A/S (Consumer Durables & Apparel)†	6,569,012	51,258,542

Turkiye Garanti Bankasi A/S (Banks)†	4,338,700	24,032,477

		75,291,019

United Arab Emirates - 0.9%

Dragon Oil plc (Energy)†	1,765,000	17,361,146

United Kingdom - 4.4%

Bank of Georgia Holdings plc (Banks)†	505,354	12,648,264

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,193,053	33,287,270

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 85.1% (continued)

United Kingdom - 4.4% (continued)

SABMiller plc (Food, Beverage & Tobacco)†	712,900	$38,508,239

		84,443,773

Total Common Stocks (Cost $1,173,060,611)		$1,639,205,878

PREFERRED STOCKS - 8.2%

Brazil - 3.2%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	944,200	39,675,284

Itau Unibanco Holding SA - ADR (Banks)	606,258	10,203,322

Petroleo Brasileiro SA - Sponsored ADR (Energy)	299,400	5,979,018

Vale SA - Sponsored ADR (Materials)	304,000	4,943,040

		60,800,664

Russia - 1.1%

AK Transneft OAO (Energy)#†	11,050	22,138,153

South Korea - 3.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	187,759	75,023,329

Total Preferred Stocks (Cost $105,665,218)		$157,962,146

PARTICIPATION NOTES - 5.3%

Qatar - 2.6%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)^†	732,910	34,623,450

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)^†	419,800	15,565,657

		50,189,107

Saudi Arabia - 2.7%

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	1,521,300	32,451,804

	Shares	Value
PARTICIPATION NOTES - 5.3% (continued)

Saudi Arabia - 2.7% (continued)

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	426,900	$19,863,491

		52,315,295

Total Participation Notes (Cost $91,485,343)		$102,504,402

CASH EQUIVALENT - 1.1%

Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	21,726,290	21,726,290

Total Cash Equivalent (Cost $21,726,290)		$21,726,290

Total Investments — 99.7%

(Cost $1,391,937,462)		$1,921,398,716

Other Assets Less Liabilities - 0.3%		5,030,015

Net Assets — 100.0%		$1,926,428,731

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.3% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.2%

Banks	21.5

Capital Goods	3.3

Commercial & Professional Services	2.0

Consumer Durables & Apparel	2.7

Diversified Financials	1.6

Energy	10.3

Food & Staples Retailing	0.5

Food, Beverage & Tobacco	7.5

Household & Personal Products	2.3

Insurance	4.2

Materials	8.5

Money Market Fund	1.1

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Semiconductors & Semiconductor Equipment	10.9

Software & Services	3.4

Technology Hardware & Equipment	3.5

Telecommunication Services	3.2

Transportation	5.5

Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 87.9%

Bangladesh - 2.7%

Lafarge Surma Cement Ltd. (Materials)*†	1,596,500	$594,114

Power Grid Co. of Bangladesh Ltd. (Utilities)†	631,640	422,839

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	954,418	2,198,607

		3,215,560

Canada- 0.7%

Katanga Mining Ltd. (Materials)*†	774,375	522,681

Petrominerales Ltd. (Energy)	61,600	339,963

		862,644

Colombia - 8.3%

Bancolombia SA - Sponsored ADR (Banks)	14,900	1,009,773

Cementos Argos SA - Sponsored ADR (Materials)#†	143,300	3,199,559

Ecopetrol SA - Sponsored ADR (Energy)	37,000	1,760,090

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	51,100	2,155,899

Grupo Odinsa SA (Capital Goods)	204,173	1,040,395

Grupo Odinsa SA - SD (Capital Goods)#*†	9,315	45,322

Interconexion Electrica SA ESP - ADR (Utilities)#†	6,800	782,429

		9,993,467

Croatia - 0.6%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	2,721	713,502

Egypt - 2.9%

Commercial International Bank Egypt SAE (Banks)†	178,500	787,417

Ghabbour Auto (Automobiles & Components)†	167,420	639,906

Orascom Telecom Holding SAE - GDR, Reg S (Telecommunication Services)*†	242,069	815,891

Oriental Weavers (Consumer Durables & Apparel)†	406,600	1,223,646

		3,466,860

	Shares	Value
COMMON STOCKS - 87.9% (continued)

Estonia - 0.8%

Tallink Group AS (Transportation)*	700,120	$958,904

Ghana - 1.8%

Ghana Commercial Bank Ltd. (Banks)	963,949	2,138,312

Indonesia - 1.0%

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	1,279,480	1,238,655

Isle of Man - 0.7%

Zhaikmunai LP - GDR, Reg S (Energy)†	80,800	848,428

Jordan - 1.2%

Arab Bank plc (Banks)†	82,050	823,346

Arab Potash Co. (Materials)†	9,424	605,852

		1,429,198

Kazakhstan - 2.3%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	269,951	1,972,203

KazMunaiGas Exploration Production JSC - GDR, Reg S (Energy)†	43,150	775,240

		2,747,443

Kenya - 2.4%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	91,522	332,790

Equity Bank Ltd. (Banks)†	1,850,000	690,316

Nation Media Group Ltd. (Media)†	306,240	1,024,359

Safaricom Ltd. (Telecommunication Services)†	9,707,000	794,162

		2,841,627

Lebanon - 0.5%

Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)†	94,374	660,618

Mauritius - 0.4%

Mauritius Commercial Bank (Banks)	81,280	497,365

Morocco - 1.0%

Douja Promotion Groupe Addoha SA (Real Estate)†	184,788	1,201,973

Netherlands - 0.3%

OCI NV (Capital Goods)*†	10,450	313,851

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 87.9% (continued)

Nigeria - 12.2%

Access Bank plc (Banks)	27,311,093	$1,688,793

Dangote Cement plc (Materials)	1,523,000	1,561,557

Diamond Bank plc (Banks)*	42,989,692	1,550,894

FBN Holdings plc (Banks)	34,725,000	4,098,869

Guaranty Trust Bank plc (Banks)	8,310,000	1,356,949

Lafarge Cement WAPCO Nigeria plc (Materials)	2,036,474	992,459

Nigerian Breweries plc (Food, Beverage & Tobacco)	1,107,000	1,155,344

UAC of Nigeria plc (Capital Goods)	6,086,322	2,195,698

		14,600,563

Pakistan - 5.0%

Engro Corp., Ltd. (Materials)*†	3,277,392	4,470,427

Pakistan Petroleum Ltd. (Energy)†	802,298	1,476,279

		5,946,706

Peru - 8.3%

Alicorp SAA, Class C (Food, Beverage & Tobacco)	1,170,483	4,384,329

Credicorp Ltd. (Banks)	17,500	2,635,325

Ferreycorp SAA (Capital Goods)	461,533	399,890

Union Andina de Cementos SAA (Materials)	1,707,880	2,533,065

		9,952,609

Philippines - 10.3%

Bank of the Philippine Islands (Banks)†	1,652,000	4,129,048

International Container Terminal Services Inc. (Transportation)†	600,000	1,341,048

Philippine Long Distance Telephone Co. -Sponsored ADR (Telecommunication Services)	26,160	1,921,975

Universal Robina Corp. (Food, Beverage & Tobacco)†	1,698,000	4,913,809

		12,305,880

Poland - 0.3%

Kernel Holding SA (Food, Beverage & Tobacco)*†	21,680	393,849

Qatar - 6.6%

Commercial Bank of Qatar QSC (Banks)†	63,630	1,135,796

Industries Qatar QSC (Capital Goods)†	81,600	3,855,742

	Shares	Value
COMMON STOCKS - 87.9% (continued)

Qatar - 6.6% (continued)

Qatar Electricity & Water Co. (Utilities)†	12,050	$472,913

Qatar National Bank SAQ (Banks)†	67,857	2,516,533

		7,980,984

Senegal - 1.2%

Sonatel (Telecommunication Services)	44,450	1,418,936

Serbia - 0.2%

Energoprojekt Holding ad Beograd (Capital Goods)*	23,677	199,400

Slovenia - 1.3%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	24,060	1,578,388

Sri Lanka - 3.3%

Commercial Bank of Ceylon plc (Banks)†	2,082,412	1,886,275

John Keells Holdings plc (Capital Goods)†	1,081,000	2,131,689

		4,017,964

Thailand - 4.2%

Home Product Center pcl (Retailing)†	4,714,069	2,409,234

Siam Commercial Bank pcl (Banks)†	239,000	1,514,617

Thai Vegetable Oil pcl (Food, Beverage & Tobacco)†	1,371,000	1,074,378

		4,998,229

Trinidad & Tobago - 1.4%

Neal & Massy Holdings Ltd. (Capital Goods)	86,922	798,816

Republic Bank Ltd. (Banks)	51,678	876,594

		1,675,410

United Arab Emirates - 2.8%

DP World Ltd. (Transportation)	70,000	1,073,801

DP World Ltd. (London Stock Exchange) (Transportation)#†	15,000	230,099

Dragon Oil plc (Energy)†	101,000	993,471

Dubai Financial Market (Diversified Financials)*†	3,220,510	1,096,592

		3,393,963

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 87.9% (continued)

United Kingdom - 0.9%

Ferrexpo plc (Materials)†	54,630	$151,540

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	49,700	754,371

Kazakhmys plc (Materials)†	29,520	158,870
		1,064,781

Vietnam - 2.3%

Hoa Phat Group JSC (Materials)†	751,000	986,606

Petrovietnam Fertilizer & Chemical JSC (Materials)†	854,000	1,721,663

		2,708,269

Total Common Stocks (Cost $89,614,388)		$105,364,338

PARTICIPATION NOTES - 8.9%

Kuwait - 1.8%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financials)^†	639,655	968,151

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	341,845	1,131,061

		2,099,212

Saudi Arabia - 7.1%

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food, Beverage & Tobacco)^†	57,034	988,510

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)^†	160,780	3,429,699

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)^†	87,700	4,080,647

		8,498,856

Total Participation Notes (Cost $9,580,621)		$10,598,068

	Shares	Value
CASH EQUIVALENT - 2.4%

Northern Institutional Funds - Prime Obligations Portfolio, 0.08% (Money Market Fund)	2,914,137	$2,914,137

Total Cash Equivalent (Cost $2,914,137)		$2,914,137

Total Investments — 99.2%

(Cost $102,109,146)		$118,876,543

Other Assets Less Liabilities - 0.8%		1,011,845

Net Assets — 100.0%		$119,888,388

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Trustees as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.9% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	0.5%

Banks	28.6

Capital Goods	9.2

Commercial & Professional Services	3.4

Consumer Durables & Apparel	1.0

Diversified Financials	3.5

Energy	5.2

Food, Beverage & Tobacco	11.1

Materials	14.6

Media	0.9

Money Market Fund	2.4

Pharmaceuticals, Biotechnology & Life Sciences	3.8

Real Estate	1.0

Retailing	2.0

Technology Hardware & Equipment	0.6

Telecommunication Services	7.0

Transportation	3.0

Utilities	1.4

Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Small Companies Portfolio
ASSETS:
Investments (cost $467,554,415, $2,586,478,832 and $51,441,846, respectively)	$554,157,569	$3,095,235,547	$60,627,779
Dividends and interest receivable	983,566	10,250,198	122,669
Foreign currency (cost $2,660, $17,123 and $4,981, respectively)	3,056	17,454	5,042
Receivable for investments sold	—	6,194,492	—
Receivable for Fund shares sold	97,896	3,853,284	1,195,310
Tax reclaim receivable	244,808	3,170,978	77,289
Prepaid expenses	15,900	71,530	30,502
Total Assets	555,502,795	3,118,793,483	62,058,591
LIABILITIES:
Payable to Investment Adviser	(373,917)	(1,753,858)	(61,658)
Payable for investments purchased	—	(6,653,867)	—
Payable for Fund shares redeemed	(212,945)	(2,428,095)	(294,384)
Payable for distribution fees	—	(435,002)	(12,212)
Payable for capital gains tax	—	—	(3,667)
Other liabilities	(149,964)	(613,308)	(55,824)
Total Liabilities	(736,826)	(11,884,130)	(427,745)
Net Assets	$554,765,969	$3,106,909,353	$61,630,846
ANALYSIS OF NET ASSETS:
Paid in capital	$469,641,882	$2,629,248,317	$48,625,587
Accumulated undistributed net investment income	841,566	11,634,031	72,793
Accumulated net realized gain (loss) from investment transactions	(2,326,286)	(42,790,503)	3,747,192
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	86,608,807	508,817,508	9,185,274
Net Assets	$554,765,969	$3,106,909,353	$61,630,846
Net Assets:
Institutional Class	$472,900,861	$2,724,033,670	$16,187,208
Investor Class	—	382,875,683	45,443,638
Advisor Class	81,865,108	—	—
Total Shares Outstanding:
Institutional Class (200,000,000, 200,000,000 and 200,000,000, respectively, $.001 par value shares authorized)	17,195,760	162,465,278	1,219,933
Investor Class ( — , 200,000,000 and 200,000,000, respectively, $.001 par value shares authorized)	—	22,895,709	3,428,119
Advisor Class (200,000,000, — and — , respectively, $.001 par value shares authorized)	2,977,031	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$27.50	$16.77	$13.27
Investor Class	—	16.72	13.26
Advisor Class	27.50	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

April 30, 2013 (unaudited)

	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
ASSETS:
Investments (cost $655,613,108, $1,391,937,462 and $102,109,146, respectively)	$772,610,277	$1,921,398,716	$118,876,543
Dividends and interest receivable	3,708,436	9,171,270	711,490
Foreign currency (cost $9,690, $132,884 and $277,263, respectively)	15,108	148,045	275,226
Receivable for investments sold	2,214,526	1,024,993	672,837
Receivable for Fund shares sold	4,010,610	2,508,718	1,689,145
Tax reclaim receivable	34,936	129,942	4,514
Prepaid expenses	42,914	26,812	13,685
Total Assets	782,636,807	1,934,408,496	122,243,440
LIABILITIES:
Payable to Investment Adviser	(698,076)	(1,754,278)	(138,088)
Payable for investments purchased	(936,762)	(1,196,444)	(1,809,195)
Payable for Fund shares redeemed	(383,931)	(2,454,171)	(271,252)
Payable for distribution fees	—	—	(2,367)
Payable for capital gains tax	(792,280)	(1,536,920)	(33,769)
Other liabilities	(186,708)	(1,037,952)	(100,381)
Total Liabilities	(2,997,757)	(7,979,765)	(2,355,052)
Net Assets	$779,639,050	$1,926,428,731	$119,888,388
ANALYSIS OF NET ASSETS:
Paid in capital	$712,507,223	$1,345,713,626	$117,256,526
Accumulated undistributed net investment income	3,943,853	8,313,175	421,274
Accumulated net realized gain (loss) from investment transactions	(53,219,139)	42,925,848	(14,555,071)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies	116,407,113	529,476,082	16,765,659
Net Assets	$779,639,050	$1,926,428,731	$119,888,388
Net Assets:
Institutional Class	$779,639,050	$ —	$110,317,792
Investor Class	—	—	9,570,596
Advisor Class	—	1,926,428,731	—
Total Shares Outstanding:
Institutional Class (450,000,000, — and 200,000,000, respectively, $.001 par value shares authorized)	44,465,527	—	13,685,749
Investor Class ( — , — and 200,000,000, respectively, $.001 par value shares authorized)	—	—	1,193,487
Advisor Class ( — , 250,000,000 and — , respectively, $.001 par value shares authorized)	—	39,078,745	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$17.53	$—	$8.06
Investor Class	—	—	8.02
Advisor Class	—	49.30	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2013 (unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Small Companies Portfolio
INVESTMENT INCOME
Interest	$ —	$ —	$9
Dividends (net of foreign withholding taxes of $158,960, $2,813,341 and $54,209, respectively)	3,195,017	23,026,619	655,426
Total investment income	3,195,017	23,026,619	655,435

EXPENSES
Investment advisory fees (Note 3)	1,988,876	9,309,912	400,853
Administration fees (Note 3)	80,074	342,725	12,827
Distribution fees, Investor Class	—	411,438	47,433
Custody and accounting fees (Note 3)	48,885	246,060	16,419
Directors’ fees and expenses (Note 3)	14,679	88,128	2,734
Transfer agent fees and expenses (Note 3)	23,539	103,198	22,584
Printing and postage fees	12,752	109,048	3,652
State registration filing fees	31,459	79,334	21,772
Professional fees	27,941	92,005	17,756
Shareholder servicing fees (Note 3)	86,682	498,918	26,710
Chief compliance and financial officers’ fees and expenses (Note 3)	12,787	51,365	6,632
Other fees and expenses	11,411	60,457	3,775
Total Expenses	2,339,085	11,392,588	583,147
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(166,972)	—	(74,542)
Net expenses	2,172,113	11,392,588	508,605
Net investment income	1,022,904	11,634,031	146,830
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) Investment transactions	594,562	(17,706,492)	4,625,462
Foreign currency transactions	(33,761)	(463,112)	(23,162)
Net realized gain (loss)	560,801	(18,169,604)	4,602,300
Change in unrealized appreciation (depreciation)
Investments	41,215,795	286,030,393	5,958,692
Translation of assets and liabilities denominated in foreign currencies	5,164	118,491	832
Net change in unrealized appreciation	41,220,959	286,148,884	5,959,524
Net realized and unrealized gain	41,781,760	267,979,280	10,561,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,804,664	$279,613,311	$10,708,654

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2013 (unaudited)

	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio	Frontier Emerging Markets Portfolio
INVESTMENT INCOME
Interest	$98	$ —	$ —
Dividends (net of foreign withholding taxes of $710,011, $1,958,766 and $84,194, respectively)	7,837,108	21,312,705	1,771,028
Total investment income	7,837,206	21,312,705	1,771,028

EXPENSES
Investment advisory fees (Note 3)	3,479,791	10,247,924	712,560
Administration fees (Note 3)	103,859	258,618	19,002
Distribution fees, Investor Class	—	—	5,125
Custody and accounting fees (Note 3)	115,747	340,619	68,733
Directors’ fees and expenses (Note 3)	20,782	66,174	3,393
Transfer agent fees and expenses (Note 3)	21,614	58,675	20,883
Printing and postage fees	20,063	143,230	3,986
State registration filing fees	19,676	22,068	22,410
Professional fees	39,547	82,134	20,185
Shareholder servicing fees (Note 3)	64,172	1,693,215	7,090
Chief compliance and financial officers’ fees and expenses (Note 3)	15,961	40,105	6,992
Other fees and expenses	15,217	46,768	4,121
Total Expenses	3,916,429	12,999,530	894,480
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(24,001)	—	(19,180)
Net expenses	3,892,428	12,999,530	875,300
Net investment income	3,944,778	8,313,175	895,728
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	4,346,772	52,824,256	685,963
Foreign currency transactions	(69,869)	(97,623)	(66,401)
Net realized gain	4,276,903	52,726,633	619,562
Change in unrealized appreciation (depreciation) Investments (net of increase in deferred foreign taxes of $275,410, $ — and $ — , respectively)	29,774,576	54,139,718	11,261,273
Translation of assets and liabilities denominated in foreign currencies	815	29,432	(815)
Net change in unrealized appreciation	29,775,391	54,169,150	11,260,458
Net realized and unrealized gain	34,052,294	106,895,783	11,880,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,997,072	$115,208,958	$12,775,748

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Global Equity Portfolio		International Equity Portfolio
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,022,904	$1,629,540	$11,634,031	$18,972,162
Net realized gain (loss) on investments and foreign currency transactions	560,801	(809,441)	(18,169,604)	(22,077,854)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,220,959	19,717,412	286,148,884	152,130,512
Net increase in net assets resulting from operations	42,804,664	20,537,511	279,613,311	149,024,820
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Institutional Class	(1,591,084)	(684,027)	(16,845,737)	(8,435,017)
Investor Class	—	—	(1,676,084)	(893,072)
Advisor Class	(131,245)	(113,542)	—	—
Net realized gain from investments and foreign-currency related transactions
Institutional Class	—	(1,537,528)	—	(2,613,516)
Investor Class	—	—	—	(520,125)
Advisor Class	—	(545,744)	—	—
Total distributions to shareholders	(1,722,329)	(2,880,841)	(18,521,821)	(12,461,730)
TRANSACTIONS IN SHARES OF COMMON STOCK(1)
Proceeds from sale of shares
Institutional Class	257,599,735	91,670,031	842,879,896	939,709,934
Investor Class	—	—	117,766,598	138,691,379
Advisor Class	16,504,861	20,087,287	—	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	1,242,112	1,833,323	14,398,899	9,656,302
Investor Class	—	—	1,574,749	1,342,486
Advisor Class	127,850	642,691	—	—
Cost of shares redeemed
Institutional Class	(46,623,618)	(27,679,098)	(160,037,504)	(240,099,456)
Investor Class	—	—	(45,172,726)	(118,088,105)
Advisor Class	(10,405,503)	(14,401,252)	—	—
Net increase in net assets from portfolio share transactions	218,445,437	72,152,982	771,409,912	731,212,540
NET INCREASE IN NET ASSETS	259,527,772	89,809,652	1,032,501,402	867,775,630
NET ASSETS
At beginning of period	295,238,197	205,428,545	2,074,407,951	1,206,632,321
At end of period	$554,765,969	$295,238,197	$3,106,909,353	$2,074,407,951
Accumulated Undistributed Net Investment Income Included in Net Assets	$841,566	$1,540,991	$11,634,031	$18,521,821

(1) CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS:
Shares sold	9,862,402	3,808,905	52,825,764	65,948,571
Shares issued upon reinvestment of dividends	47,536	85,389	900,485	756,763
Shares redeemed	(1,755,286)	(1,144,945)	(10,003,113)	(16,871,394)
Net increase	8,154,652	2,749,349	43,723,136	49,833,940
INVESTOR CLASS:
Shares sold	—	—	7,384,399	9,719,567
Shares issued upon reinvestment of dividends	—	—	98,609	105,293
Shares redeemed	—	—	(2,840,370)	(8,527,692)
Net increase	—	—	4,642,638	1,297,168
ADVISOR CLASS:
Shares sold	619,155	821,759	—	—
Shares issued upon reinvestment of dividends	4,889	29,907	—	—
Shares redeemed	(395,255)	(599,801)	—	—
Net increase	228,789	251,865	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	International Small Companies Portfolio		Institutional Emerging Markets Portfolio
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$146,830	$697,132	$3,944,778	$3,857,752
Net realized gain (loss) on investments and foreign currency transactions	4,602,300	(676,293)	4,276,903	(3,131,394)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,959,524	5,307,656	29,775,391	42,302,018
Net increase in net assets resulting from operations	10,708,654	5,328,495	37,997,072	43,028,376
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Institutional Class	(431,876)	(161,662)	(3,683,658)	(3,430,979)
Investor Class	(308,126)	(173,171)	—	—
Total distributions to shareholders	(740,002)	(334,833)	(3,683,658)	(3,430,979)
TRANSACTIONS IN SHARES OF COMMON STOCK(1)
Proceeds from sale of shares
Institutional Class	7,802,395	17,978,898	312,090,280	207,655,743
Investor Class	14,302,799	9,292,966	—	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	365,536	130,766	2,741,282	2,570,787
Investor Class	289,745	160,271	—	—
Cost of shares redeemed
Institutional Class	(29,940,506)	(1,377,923)	(33,297,048)	(114,745,402)
Investor Class	(5,922,089)	(10,555,598)	—	—
Net Increase (Decrease) in Net Assets from Portfolio Share Transactions	(13,102,120)	15,629,380	281,534,514	95,481,128
NET INCREASE (DECREASE) IN NET ASSETS	(3,133,468)	20,623,042	315,847,928	135,078,525
NET ASSETS
At beginning of period	64,764,314	44,141,272	463,791,122	328,712,597
At end of period	$61,630,846	$64,764,314	$779,639,050	$463,791,122
Accumulated Undistributed Net Investment Income Included in Net Assets	$72,793	$665,965	$3,943,853	$3,682,733

(1) CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS:
Shares sold	626,857	1,709,827	18,242,274	13,500,583
Shares issued upon reinvestment of dividends	30,847	13,956	160,028	187,375
Shares redeemed	(2,365,267)	(126,321)	(1,940,076)	(7,495,123)
Net increase (decrease)	(1,707,563)	1,597,462	16,462,226	6,192,835
INVESTOR CLASS:
Shares sold	1,144,548	865,151	—	—
Shares issued upon reinvestment of dividends	24,430	17,086	—	—
Shares redeemed	(475,208)	(1,014,994)	—	—
Net increase (decrease)	693,770	(132,757)	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2013 (unaudited) and the fiscal year ended October 31, 2012

	Emerging Markets Portfolio		Frontier Emerging Markets Portfolio
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,313,175	$12,882,971	$895,728	$816,301
Net realized gain (loss) on investments and foreign currency transactions	52,726,633	115,357,788	619,562	(8,819,090)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	54,169,150	29,566,114	11,260,458	13,940,915
Net increase in net assets resulting from operations	115,208,958	157,806,873	12,775,748	5,938,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Institutional Class	—	—	(962,492)	(485,460)
Investor Class	—	—	(28,617)	(4,494)
Advisor Class	(12,078,855)	(12,198,687)	—	—
Net realized gain from investments and foreign-currency related transactions
Advisor Class	(106,392,227)	—	—	—
Total distributions to shareholders	(118,471,082)	(12,198,687)	(991,109)	(489,954)
TRANSACTIONS IN SHARES OF COMMON STOCK(1)
Proceeds from sale of shares
Institutional Class	—	—	22,768,290	33,921,678
Investor Class	—	—	7,358,217	2,377,451
Advisor Class	383,512,274	316,743,964	—	—
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	—	—	764,098	413,499
Investor Class	—	—	27,867	4,370
Advisor Class	108,806,723	11,171,687	—	—
Cost of shares redeemed
Institutional Class	—	—	(6,113,433)	(59,727,689)
Investor Class	—	—	(1,271,944)	(757,740)
Advisor Class	(277,696,401)	(452,106,063)	—	—
Net Increase (Decrease) in Net Assets from Portfolio Share Transactions	214,622,596	(124,190,412)	23,533,095	(23,768,431)
NET INCREASE (DECREASE) IN NET ASSETS	211,360,472	21,417,774	35,317,734	(18,320,259)
NET ASSETS
At beginning of period	1,715,068,259	1,693,650,485	84,570,654	102,890,913
At end of period	$1,926,428,731	$1,715,068,259	$119,888,388	$84,570,654
Accumulated Undistributed Net Investment Income Included in Net Assets	$8,313,175	$12,078,855	$421,274	$516,655

(1) CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS:
Shares sold	—	—	2,937,477	5,166,058
Shares issued upon reinvestment of dividends	—	—	104,958	67,787
Shares redeemed	—	—	(817,452)	(9,250,325)
Net increase (decrease)	—	—	2,224,983	(4,016,480)
INVESTOR CLASS:
Shares sold	—	—	939,573	353,056
Shares issued upon reinvestment of dividends	—	—	3,844	719
Shares redeemed	—	—	(173,835)	(116,978)
Net increase	—	—	769,582	236,797
ADVISOR CLASS:
Shares sold	7,865,078	6,805,184	—	—
Shares issued upon reinvestment of dividends	2,261,619	272,549	—	—
Shares redeemed	(5,670,707)	(9,945,806)	—	—
Net increase (decrease)	4,455,990	(2,868,073)	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

For the six months ended April 30, 2013 (unaudited) or the fiscal year or period ended October 31

Global Equity Portfolio — Institutional Class
Per Share Data	April 30, 2013		2012	2011	2010(1)
Net asset value, beginning of period	$25.05		$23.38	$23.52	$20.43
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	0.07	(2)	0.18 (2)	0.12 (2)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.50		1.81	(0.04)	3.04
Net increase from investment operations	2.57		1.99	0.08	3.14
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.12)		(0.10)	(0.06)	(0.05)
Net realized gain from investments	—		(0.22)	(0.16)	—
Total distributions	(0.12)		(0.32)	(0.22)	(0.05)
Net asset value, end of period	$27.50		$25.05	$23.38	$23.52
Total Return	10.27	%(A)	8.73%	0.27%	15.39	%(A)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$472,901		$226,489	$147,108	$104,276
Expenses to average net assets	1.03	%(B)	1.12%	1.16%	1.27	%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.95	%(B)	0.95%	1.00%	1.00	%(B)
Net investment income to average net assets	0.52	%(B)	0.72%	0.48%	0.43	%(B)
Portfolio turnover rate	5	%(A)	32%	40%	35	%(A)
(1)	For the period from November 3, 2009 (commencement of class operations) through October 31, 2010.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

Global Equity Portfolio — Advisor Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$25.02		$23.36	$23.48	$20.27	$15.92	$28.03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.03	(1)	0.11 (1)	0.07 (1)	0.10	0.06	0.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.50		1.82	(0.02)	3.15	4.38	(10.15)
Net increase (decrease) from investment operations	2.53		1.93	0.05	3.25	4.44	(10.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.05)		(0.05)	(0.01)	(0.04)	(0.09)	(0.08)
Net realized gain from investments	—		(0.22)	(0.16)	—	—	(2.00)
Total distributions	(0.05)		(0.27)	(0.17)	(0.04)	(0.09)	(2.08)
Net asset value, end of period	$27.50		$25.02	$23.36	$23.48	$20.27	$15.92
Total Return	10.12	%(A)	8.43%	0.18%	16.07%	28.05%	(38.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$81,865		$68,749	$58,320	$46,450	$66,810	$26,208
Expenses to average net assets	1.27	%(B)	1.35%	1.30%	1.41%	1.63%	1.45%
Expenses to average net assets (net of fees waived/reimbursed)	1.22	%(B)	1.23%	1.18%	1.17%	1.25%	1.25%
Net investment income to average net assets	0.23	%(B)	0.45%	0.31%	0.31%	0.43%	0.51%
Portfolio turnover rate	5	%(A)	32%	40%	35%	31%	38%
(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the six months ended April 30, 2013 (unaudited) or the fiscal year ended October 31

International Equity Portfolio — Institutional Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.15		$14.06	$14.51	$12.04	$11.44	$21.71
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.08	(1)	0.18 (1)	0.17 (1)	0.08	0.13	0.20
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.67		1.06	(0.56)	2.49	2.86	(8.63)
Net increase (decrease) from investment operations	1.75		1.24	(0.39)	2.57	2.99	(8.43)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)		(0.11)	(0.06)	(0.10)	(0.19)	(0.15)
Net realized gain from investments	—		(0.04)	—	—	(2.20)	(1.69)
Total distributions	(0.13)		(0.15)	(0.06)	(0.10)	(2.39)	(1.84)
Net asset value, end of period	$16.77		$15.15	$14.06	$14.51	$12.04	$11.44
Total Return	11.60	%(A)	9.00%	(2.72)%	21.50%	32.77%	(42.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,724,034		$1,798,940	$969,139	$493,350	$259,450	$191,450
Expenses to average net assets	0.86	%(B)	0.87%	0.86%	0.93%	1.04%	0.98%
Expenses to average net assets (net of fees waived/reimbursed)	0.86	%(B)	0.87%	0.86%	0.93%	1.00%	0.98%
Net investment income to average net assets	0.97	%(B)	1.26%	1.13%	0.91%	1.31%	1.05%
Portfolio turnover rate	11	%(A)	14%	15%	33%	22%	18%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

International Equity Portfolio — Investor Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.09		$14.01	$14.47	$12.02	$11.41	$21.66
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.05	(1)	0.12 (1)	0.12 (1)	0.09	0.13	0.13
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.67		1.06	(0.56)	2.44	2.83	(8.58)
Net increase (decrease) from investment operations	1.72		1.18	(0.44)	2.53	2.96	(8.45)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.09)		(0.06)	(0.02)	(0.08)	(0.15)	(0.11)
Net realized gain from investments	—		(0.04)	—	—	(2.20)	(1.69)
Total distributions	(0.09)		(0.10)	(0.02)	(0.08)	(2.35)	(1.80)
Net asset value, end of period	$16.72		$15.09	$14.01	$14.47	$12.02	$11.41
Total Return	11.40	%(A)	8.51%	(3.02)%	21.18%	32.48%	(42.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$382,876		$275,468	$237,494	$116,465	$38,134	$12,122
Expenses to average net assets	1.18	%(B)	1.24%	1.26%	1.32%	1.39%	1.23%
Expenses to average net assets (net of fees waived/reimbursed)	1.18	%(B)	1.24%	1.25%	1.25%	1.25%	1.23%
Net investment income to average net assets	0.63	%(B)	0.87%	0.79%	0.69%	1.03%	0.81%
Portfolio turnover rate	11	%(A)	14%	15%	33%	22%	18%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the six months ended April 30, 2013 (unaudited) or the fiscal year or period ended October 31

International Small Companies Portfolio — Institutional Class
Per Share Data	April 30, 2013		2012	2011(1)
Net asset value, beginning of period	$11.45		$10.53	$12.28
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.02	(2)	0.16 (2)	0.03	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.94		0.85	(1.78)
Net increase (decrease) from investment operations	1.96		1.01	(1.75)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.14)		(0.09)	—
Total distributions	(0.14)		(0.09)	—
Net asset value, end of period	$13.27		$11.45	$10.53
Total Return	17.27	%(A)	9.74%	(14.25	)%(A)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$16,187		$33,515	$14,000
Expenses to average net assets	1.65	%(B)	1.64%	2.70	%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.46	%(B)	1.50%	1.50	%(B)
Net investment income to average net assets	0.37	%(B)	1.49%	0.89	%(B)
Portfolio turnover rate	68	%(A)	10%	12	%(A)
(1)	For the period from June 30, 2011 (commencement of class operations) through October 31, 2011.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

International Small Companies Portfolio — Investor Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.43		$10.51	$10.82	$8.92	$5.53	$11.67
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.03	(1)	0.11 (1)	0.15 (1)	0.05	0.06	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.91		0.88	(0.43)	1.90	3.40	(6.15)
Net increase (decrease) from investment operations	1.94		0.99	(0.28)	1.95	3.46	(6.04)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.11)		(0.07)	(0.03)	(0.05)	(0.07)	(0.03)
Net realized gain from investments	—		—	—	—	—	(0.07)
Total distributions	(0.11)		(0.07)	(0.03)	(0.05)	(0.07)	(0.10)
Net asset value, end of period	$13.26		$11.43	$10.51	$10.82	$8.92	$5.53
Total Return	17.12	%(A)	9.51%	(2.67)%	21.93%	63.47%	(52.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$45,444		$31,249	$30,142	$13,972	$6,215	$2,776
Expenses to average net assets	1.93	%(B)	2.02%	2.15%	3.14%	5.21%	4.22%
Expenses to average net assets (net of fees waived/reimbursed)	1.67	%(B)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income to average net assets	0.52	%(B)	1.07%	1.29%	0.76%	1.04%	1.22%
Portfolio turnover rate	68	%(A)	10%	12%	11%	24%	26%
(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the six months ended April 30, 2013 (unaudited) or the fiscal year ended October 31

Institutional Emerging Markets Portfolio
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.56		$15.07	$16.70	$13.29	$9.29	$21.20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.11	(1)	0.16 (1)	0.15 (1)	0.09	0.10	0.44
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.98		1.49	(1.74)	3.41	4.27	(11.53)
Net increase (decrease) from investment operations	1.09		1.65	(1.59)	3.50	4.37	(11.09)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.12)		(0.16)	(0.04)	(0.09)	(0.37)	(0.09)
Net realized gain from investments	—		—	—	—	—	(0.73)
Total distributions	(0.12)		(0.16)	(0.04)	(0.09)	(0.37)	(0.82)
Net asset value, end of period	$17.53		$16.56	$15.07	$16.70	$13.29	$9.29
Total Return	6.57	%(A)	11.17%	(9.58)%	26.50%	48.92%	(54.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$779,639		$463,791	$328,713	$375,374	$203,548	$132,037
Expenses to average net assets	1.31	%(B)	1.36%	1.39%	1.48%	1.55%	1.52%
Expenses to average net assets (net of fees waived/reimbursed)	1.30	%(B)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income to average net assets	1.32	%(B)	1.00%	0.93%	0.74%	0.93%	2.56%
Portfolio turnover rate	8	%(A)	42%	53%	34%	57%	51%
(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

Emerging Markets Portfolio — Advisor Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008
Net asset value, beginning of period	$49.54		$45.18	$50.09	$39.64	$27.73	$64.07
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.23	(1)	0.37 (1)	0.31 (1)	0.25	0.26	1.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.04		4.34	(5.02)	10.33	12.68	(34.06)
Net increase (decrease) from investment operations	3.27		4.71	(4.71)	10.58	12.94	(32.94)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.36)		(0.35)	(0.20)	(0.13)	(1.03)	(0.12)
Net realized gain from investments	(3.15)		—	—	—	—	(3.28)
Total distributions	(3.51)		(0.35)	(0.20)	(0.13)	(1.03)	(3.40)
Net asset value, end of period	$49.30		$49.54	$45.18	$50.09	$39.64	$27.73
Total Return	6.77	%(A)	10.60%	(9.48)%	26.77%	48.44%	(54.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,926,429		$1,715,068	$1,693,650	$2,062,255	$1,540,822	$1,086,124
Expenses to average net assets	1.46	%(B)	1.49%	1.50%	1.58%	1.64%	1.61%
Net investment income to average net assets	0.94	%(B)	0.80%	0.63%	0.60%	0.56%	2.10%
Portfolio turnover rate	12	%(A)	36%	33%	25%	48%	46%
(1)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the six months ended April 30, 2013 (unaudited) or the fiscal year or period ended October 31

Frontier Emerging Markets Portfolio — Institutional Class
Per Share Data	April 30, 2013		2012	2011	2010	2009	2008	(1)
Net asset value, beginning of period	$7.12		$6.57	$7.88	$6.29	$4.98	$10.00
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.07	(2)	0.07 (2)	0.07 (2)	0.03	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.95		0.51	(1.37)	1.65	1.26	(5.03)
Net increase (decrease) from investment operations	1.02		0.58	(1.30)	1.68	1.33	(5.02)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)		(0.03)	(0.01)	(0.09)	(0.02)	—
Net realized gain from investments	—		—	—	—	—	—
Total distributions	(0.08)		(0.03)	(0.01)	(0.09)	(0.02)	—
Net asset value, end of period	$8.06		$7.12	$6.57	$7.88	$6.29	$4.98
Total Return	14.52	%(A)	8.93%	(16.49)%	27.04%	26.71%	(50.20	)%(A)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$110,318		$81,568	$101,666	$70,645	$9,071	$4,875
Expenses to average net assets	1.82	%(B)	1.95%	1.87%	2.37%	4.08%	8.92	%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.82	%(B)	1.95%	1.87%	2.00%	2.00%	2.00	%(B)
Net investment income to average net assets	1.85	%(B)	1.03%	0.89%	(0.08%)	1.39%	0.42	%(B)
Portfolio turnover rate	18	%(A)	72%	23%	17%	55%	1	%(A)
(1)	For the period from May 27, 2008 (commencement of class operations) through October 31, 2008.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

Frontier Emerging Markets Portfolio — Investor Class
	April 30, 2013		2011	2010	(1)
Per Share Data
Net asset value, beginning of period	$7.08		$6.55	$7.84
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	0.10	(2)	0.10 (2)	0.04	(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.91		0.45	(1.33)
Net increase (decrease) from investment operations	1.01		0.55	(1.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)		(0.02)	—
Total Distributions	(0.07)		(0.02)	—
Net asset value, end of period	$8.02		$7.08	$6.55
Total Return	14.41	%(A)	8.49%	(16.45	)%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$9,571		$3,003	$1,225
Expenses to average net assets	3.19	%(B)	4.71%	9.06	%(B)
Expenses to average net assets (net of fees waived/reimbursed)	2.25	%(B)	2.25%	2.25	%(B)
Net investment income to average net assets	2.62	%(B)	1.47%	0.75	%(B)
Portfolio Turnover	18	%(A)	72%	23	%(A)
(1)	For the period from December 31, 2010 (commencement of class operations) through October 31, 2011.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(A)	Not Annualized.
(B)	Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of April 30, 2013 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio	Institutional Class: November 3, 2009	to seek long-term capital appreciation
(“Global Equity”)	Advisor Class: December 1, 1996	through investments in equity securities
of companies based both inside and
outside the United States
International Equity Portfolio	Institutional Class: May 11, 1994*	to seek long-term capital appreciation
(“International Equity”)	Investor Class: September 30, 2005	through investments in equity securities
of companies based outside the United
States
International Small Companies Portfolio	Institutional Class: June 30, 2011	to seek long-term capital appreciation
(“International Small Companies”)	Investor Class: March 26, 2007	through investments in equity securities
of small companies based outside the
United States
Institutional Emerging Markets Portfolio	October 17, 2005	to seek long-term capital appreciation
(“Institutional Emerging Markets”)		through investments in equity securities
of companies based in emerging
markets
Emerging Markets Portfolio	Advisor Class: November 9, 1998	to seek long-term capital appreciation
(“Emerging Markets”)		through investments in equity securities
of companies based in emerging
markets
Frontier Emerging Markets Portfolio	Institutional Class: May 27, 2008	to seek long-term capital appreciation
(“Frontier Emerging Markets”)	Investor Class: December 31, 2010	through investments in equity securities
of companies based in frontier and
smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, Frontier Emerging Markets had transfers from Level 1 to Level 2 of $2,198,607 in Pharmaceuticals, Biotechnology & Life Sciences industry, $1,116,795 in Materials industry, and $422,839 in Utilities industry, based on Levels assigned to securities on October 31, 2012, due to the daily fair value pricing of certain foreign equity securities as described above as well as a pricing vendor providing a bid price only. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Global Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$367,004,864	$179,259,403	$—	$546,264,267
Cash Equivalents	7,893,302	—	—	7,893,302

Total Investments	$374,898,166	$179,259,403	$—	$554,157,569

	International Equity
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$713,367,019	$2,158,497,611	$—	$2,871,864,630
Preferred Stocks	77,621,643	34,922,634	—	112,544,277
Cash Equivalents	110,826,640	—	—	110,826,640

Total Investments	$901,815,302	$2,193,420,245	$—	$3,095,235,547

	International Small Companies
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$3,798,243	$55,040,258	$—	$58,838,501
Preferred Stocks	—	290,759	—	290,759
Cash Equivalents	1,498,519	—	—	1,498,519

Total Investments	$5,296,762	$55,331,017	$—	$60,627,779

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

	Institutional Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$224,702,039	$430,370,252	$—	$655,072,291
Preferred Stocks	31,052,698	35,727,014	—	66,779,712
Participation Notes	—	41,054,797	—	41,054,797
Cash Equivalents	9,703,477	—	—	9,703,477

Total Investments	$265,458,214	$507,152,063	$—	$772,610,277

	Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$573,773,739	$1,065,432,139	$—	$1,639,205,878
Preferred Stocks	60,800,664	97,161,482	—	157,962,146
Participation Notes	—	102,504,402	—	102,504,402
Cash Equivalents	21,726,290	—	—	21,726,290

Total Investments	$656,300,693	$1,265,098,023	$—	$1,921,398,716

	Frontier Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$38,587,496	$66,776,842	$—	$105,364,338
Participation Notes	—	10,598,068	—	10,598,068
Cash Equivalents	2,914,137	—	—	2,914,137

Total Investments	$41,501,633	$77,374,910	$—	$118,876,543

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Redemption Fees

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the period or year ended April 30, 2013 and October 31, 2012, the Portfolios received the following redemption fees related to transactions in shares of common stock. These amounts are included as a component of cost of shares redeemed in the Portfolio’s Statements of Changes in Net Assets.

Period Ended April 30, 2013 (unaudited)
Portfolio	Institutional Class	Investor Class	Advisor Class
Global Equity	$—	$—	$3,890
International Equity	142,826	40,861	—
International Small Companies	59,248	1,393	—
Institutional Emerging Markets	21,356	—	—
Emerging Markets	—	—	92,658
Frontier Emerging Markets	4,084	51	—

Year Ended October 31, 2012
Portfolio	Institutional Class	Investor Class	Advisor Class
Global Equity	$18,098	$—	$4,602
International Equity	152,620	54,231	—
International Small Companies	14,028	2,439	—
Institutional Emerging Markets	44,109	—	—
Emerging Markets	—	—	130,937
Frontier Emerging Markets	76,924	7	—

3. Significant Agreements and Transactions with Affiliates

The Board has approved an investment advisory agreement (the “Agreement”) with the Investment Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that aggregate expenses, excluding certain non-operating expenses, exceed certain annual rates of the average daily net assets of each class.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

The following annualized advisory fees and contractual expense limits became effective as of February 28, 2013.

Portfolio	Advisory Fees on assets up to $1 billion	Advisory Fees on assets over $1 billion	Contractual Expense Limit*
Global Equity – Institutional Class	0.85%	0.83%	0.95%
Global Equity – Advisor Class	0.85%	0.83%	1.25%
International Equity – Institutional Class	0.75%	0.73%	1.00%
International Equity – Investor Class	0.75%	0.73%	1.25%
International Small Companies – Institutional Class	1.25%	1.23%	1.30%
International Small Companies – Investor Class	1.25%	1.23%	1.55%
Institutional Emerging Markets	1.15%	1.13%	1.30%
Emerging Markets – Advisor Class	1.15%	1.13%	1.75%
Frontier Emerging Markets – Institutional Class	1.50%	1.48%	2.00%
Frontier Emerging Markets – Investor Class	1.50%	1.48%	2.25%

* Effective through February 28, 2014

For the period from November 1, 2012 through February 28, 2013, Global Equity’s advisory fees were 0.95% on assets up to $1 billion and 0.93% on assets over $1 billion; Institutional Emerging Markets’ and Emerging Markets’ advisory fees were 1.17% on assets up to $1 billion and 1.15% on assets over $1 billion; and International Small Companies’ contractual expense limit was 1.50% for Institutional Class and 1.75% for Investor Class.

For the period ended April 30, 2013, the Investment Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Adviser
Global Equity – Institutional Class	$148,356
Global Equity – Advisor Class	18,616
International Small Companies – Institutional Class	25,357
International Small Companies – Investor Class	49,185
Institutional Emerging Markets	24,001
Frontier Emerging Markets – Investor Class	19,180

The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

Foreside Compliance Services, LLC (“FCS”) provides an individual to serve as chief compliance officer of the Fund. Foreside Management Services, LLC (“FMS”) provides an individual to serve as chief financial officer and treasurer of the Fund. Fees paid to FCS and FMS are shown as “Chief compliance and financial officers’ fees and expenses” on the Statements of Operations.

The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

3. Significant Agreements and Transactions with Affiliates (continued)

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary (subject to the contractual expense limits described above). Because of the contractual expense limits on certain Portfolios’ fees and expenses, the Investment Adviser paid a portion of the Portfolios’ share of these fees during the period ended April 30, 2013.

4. Class Specific Expenses

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class of shares. These expenses may be class specific (i.e., Distribution fees charged only to a particular share class) or they may be identifiable to a particular class (i.e., the costs related to printing and mailing shareholder reports to shareholders of a particular class). Class specific expenses for Portfolios with multiple active classes of shares are shown in the table below.

Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity – Institutional Class	$—	$20,939	$7,727	$11,027	$16,614
Global Equity – Advisor Class	—	10,520	5,025	12,512	70,068
International Equity – Institutional Class	—	65,288	72,780	56,416	389,566
International Equity – Investor Class	411,438	14,046	36,268	46,782	109,352
International Small Companies – Institutional Class	—	12,102	1,315	10,314	5,200
International Small Companies – Investor Class	47,433	9,670	2,337	12,270	21,510
Frontier Emerging Markets – Institutional Class	—	11,654	3,517	10,668	4,366
Frontier Emerging Markets – Investor Class	5,125	10,756	469	10,215	2,724

5. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2013, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$242,130,115	$23,910,099
International Equity	967,702,440	271,454,820
International Small Companies	41,880,735	55,696,966
Institutional Emerging Markets	325,775,982	47,942,995
Emerging Markets	343,273,163	219,422,069
Frontier Emerging Markets	38,951,012	16,652,314

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

6. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at April 30, 2013, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$89,566,292	$(6,061,237)	$83,505,055	$470,652,514
International Equity	526,363,190	(23,241,044)	503,122,146	2,592,113,401
International Small Companies	9,924,588	(1,261,738)	8,662,850	51,964,929
Institutional Emerging Markets	131,061,000	(23,702,836)	107,358,164	665,252,113
Emerging Markets	566,220,915	(46,765,978)	519,454,937	1,401,943,779
Frontier Emerging Markets	20,014,939	(4,442,207)	15,572,732	103,303,811

The unrealized appreciation (depreciation) on foreign currency for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets was $5,653, $60,793, $(659), $4,998, $14,828 and $(1,738), respectively, at April 30, 2013.

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; therefore, no federal income tax provision is required.

Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2012 and has concluded that no provisions for income tax are required. The Portfolios’ federal tax returns for the prior three fiscal years (open tax years: October 31, 2010; October 31, 2011; October 31, 2012) remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

During the year ended October 31, 2012, distributions paid from ordinary income on a tax basis were $797,569, $9,328,089, $334,833, $3,430,979, $12,198,687 and $489,954 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, and Frontier Emerging Markets, respectively.

During the year ended October 31, 2011, distributions paid from ordinary income on a tax basis were $290,000, $2,500,077, $47,000, $1,078,916, $8,430,123 and $146,644 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, and Frontier Emerging Markets, respectively.

During the year ended October 31, 2012, distributions paid from long-term capital gains on a tax basis were $2,083,272 and $3,133,641, for Global Equity and International Equity, respectively.

During the year ended October 31, 2011, distributions paid from long-term capital gains on a tax basis were $1,052,137, for Global Equity.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Short-term capital losses incurred that will be carried forward under provisions of the Act are $378,792, $10,514,138, $293,995, $3,553,019, and $4,653,779 for Global Equity, International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets, respectively. Long-term capital losses incurred that will be carried forward under provisions of the Act are $8,932,745, $239,458, $1,017,015, and $3,260,942 for International Equity, International Small Companies, Institutional Emerging Markets, and Frontier Emerging Markets, respectively.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

6. Income Tax (continued)

At October 31, 2012, Institutional Emerging Markets had $8,577,340 available as pre-enactment capital loss carryforwards which expire in 2016. Institutional Emerging Markets and Frontier Emerging Markets had $29,793,794 and $1,252,470, respectively, available as pre-enactment capital loss carryforwards which expire in 2017. International Small Companies had $197,097 available as pre-enactment capital loss carryforwards which expire in 2018. Institutional Emerging Markets and Frontier Emerging Markets had $3,834,973 and $4,237,229, respectively, available as pre-enactment capital loss carryforwards which expire in 2019.

7. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on April 30, 2013.

8. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

9. Concentration of Ownership

At April 30, 2013, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	46.26	%*
International Equity	3	47.04	%*
International Small Companies	4	67.02	%*
Institutional Emerging Markets	2	60.53	%*
Emerging Markets	3	79.64	%*
Frontier Emerging Markets	4	61.30	%*

* Includes omnibus positions of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2013 (unaudited)

10. Concentration of Risk (continued)

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At April 30, 2013, the Portfolio’s investment in the Banking industry amounted to 28.1% of its total assets.

11. Line of Credit

The Fund has a $100 million line of credit agreement with Northern Trust. Borrowings would be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate, and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $100 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate, subject to a minimum rate. In addition, a facility fee is computed at an annual rate of 0.10% on the line of credit and is allocated among the Portfolios. For the period ended April 30, 2013, International Small Companies had an outstanding balance on five days with a maximum balance of $800,000 at an average weighted interest rate of 1.75%.

12. Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a fund’s financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of both of these requirements and the impacts they will have to the financial statement amounts and footnote disclosures, if any.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Privacy Notice

(unaudited)

HARDING, LOEVNER FUNDS, INC.

PRIVACY NOTICE

The Fund collects nonpublic personal information about you from the following sources:

•

Information, such as your name, address, social security number, assets and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

•	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete portfolio of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is (800) SEC-0330. Additionally, they are available upon request by calling (877) 435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevnerfunds.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling (877) 435-8105 or on the SEC’s website at www.sec.gov.

Additional Information

The Adviser updates Fact Sheets for the Portfolios each calendar quarter, which are posted to the Fund’s website – www.hardingloevnerfunds.com. This information, along with the Adviser’s commentaries on its various strategies, is available without charge, upon request, by calling (877) 435-8105.

Harding, Loevner Funds, Inc.

Directors and Officers

(unaudited)

DIRECTORS AND OFFICERS

David R. Loevner

Director and Chairman of the Board of the Funds

Jane A. Freeman

Director of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Richard Reiter

President of the Funds

Charles S. Todd

Chief Financial Officer and Treasurer of the Funds

Susan Mosher

Chief Compliance Officer of the Funds

Owen T. Meacham

Secretary of the Funds

Patrick Kenniston

Anti-Money Laundering Compliance Officer of the Funds

Aaron Bellish

Assistant Treasurer of the Funds

Thomas A. Dula

Assistant Treasurer of the Funds

Lori Renzulli

Assistant Secretary of the Funds

Marcia Lucas

Assistant Secretary of the Funds

# Harding, Loevner Funds, Inc.

## Investment Adviser

Harding Loevner LP
400 Crossing Blvd, Fourth Floor
Bridgewater, NJ 08807

## Administrator, Custodian, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

## Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

## Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5210

## Independent Registered Accounting Firm

KPMG LLP
200 East Randolph Street, Suite 5500
Chicago, IL 60601

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of Regulation S-X [17 CFR 210.12-12], are included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Exhibit 99.CERT: Section 302 Certifications.

(b) Exhibit 99.906 CERT: Section 906 Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Richard T. Reiter
Richard T. Reiter, President

Date: July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard T. Reiter
Richard T. Reiter, President

Date: July 5, 2013

By	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer

Date: July 5, 2013